FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-09869
                                                     ---------

                       FRANKLIN FLOATING RATE MASTER TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/08
                           -------



Item 1. Schedule of Investments.



Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2008

CONTENTS

Franklin Floating Rate Master Series ...............    3
Notes to Statement of Investments ..................   15

                           [FRANKLIN TEMPLETON LOGO]
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

                                                                                                                           % OF
FRANKLIN FLOATING RATE MASTER SERIES                             COUNTRY       PRINCIPAL AMOUNT(a)         VALUE        NET ASSETS
-------------------------------------------------------------  -------------   -------------------    ---------------   ----------
(b)SENIOR FLOATING RATE INTERESTS
AEROSPACE & DEFENSE
BE Aerospace Inc., Term Loan B, 5.87% - 6.52%, 7/28/14 ......  United States   $           997,500    $       917,700        0.26
Hawker Beechcraft Inc.,
     Synthetic L/C, 5.762%, 3/26/14 .........................  United States               133,797             86,872        0.03
     Term Loan B, 5.762%, 3/26/14 ...........................  United States             2,284,355          1,483,200        0.43
ILC Industries Inc., June 2006 Term Loan, 5.118%, 2/24/12 ...  United States               724,488            699,131        0.20
L-1 Identity Solutions Operating Co.,
 Term Loan B, 7.50%, 8/05/13 ................................  United States             1,100,000            981,750        0.28
Spirit Aerosystems Inc. (Onex Wind Finance LP),
 Term B-1 Loan, 6.50%, 12/31/11 .............................  United States             2,959,662          2,523,112        0.73
TransDigm Inc., Term Loan B, 5.21%, 6/23/13 .................  United States             2,650,000          2,030,562        0.59
                                                                                                      ---------------   ---------
                                                                                                            8,722,327        2.52
                                                                                                      ---------------   ---------

APPLICATION SOFTWARE
CCC Information Services Group Inc.,
 Term Loan B, 6.02%, 2/10/13 ................................  United States               564,108            454,107        0.13
                                                                                                      ---------------   ---------

ASSET MANAGEMENT & CUSTODY BANKS
Nuveen Investments Inc., Term Loan B,
 6.118% - 6.769%, 11/13/14 ..................................  United States             1,092,505            630,012        0.18
                                                                                                      ---------------   ---------

AUTO PARTS & EQUIPMENT
Affinia Group Inc., Term Loan B, 6.42%, 11/30/11 ............  United States               762,586            545,249        0.16
Cooper Standard Automotive Inc.,
     Term Loan B, 6.313%, 12/23/11 ..........................      Canada                1,570,212          1,095,223        0.32
     Term Loan C, 6.313%, 12/23/11 ..........................  United States             2,973,265          2,073,852        0.60
Dayco Products LLC (Mark IV), Replacement Term Loan,
 7.65% - 8.48%, 6/23/11 .....................................  United States             3,422,332          1,163,593        0.33
Federal-Mogul Corp., Term Loan B,
 4.938% - 6.528%, 12/27/14 ..................................  United States             4,731,190          2,880,112        0.83
Key Safety Systems Inc., Term Loan B,
 5.469% - 6.753%, 3/10/14 ...................................  United States             4,226,097          2,514,527        0.73
TRW Automotive Inc., Tranche B-1 Term Loan,
 4.625% - 5.813%, 2/09/14 ...................................  United States             1,364,712          1,075,848        0.31
United Components Inc., Term Loan D, 4.81%, 6/29/12 .........  United States               511,626            389,475        0.11
                                                                                                      ---------------   ---------
                                                                                                           11,737,879        3.39
                                                                                                      ---------------   ---------

BROADCASTING
Citadel Broadcasting Corp., Term Loan B,
 4.625% - 5.395%, 6/12/14 ...................................  United States             3,573,388          1,947,496        0.56
Discovery Communications Inc., Term Loan B,
 5.762%, 5/14/14 ............................................  United States               973,327            806,888        0.23
Entravision Communications Corp.,
 Term Loan B, 6.38%, 3/29/13 ................................  United States             2,263,007          1,553,932        0.45
Gray Television Inc., Term Loan B,
 4.25% - 5.65%, 12/31/14 ....................................  United States             2,308,342          1,315,755        0.38
LBI Media Inc., Term Loan B, 4.618%, 3/31/12 ................  United States               975,000            614,250        0.18
Mission Broadcasting Inc., Term Loan B,
 5.512%, 10/01/12 ...........................................  United States               741,612            515,420        0.15

                                          Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                              COUNTRY      PRINCIPAL AMOUNT(a)         VALUE        NET ASSETS
-------------------------------------------------------------  -------------   -------------------    ---------------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
BROADCASTING (CONTINUED)
Nexstar Broadcasting Inc., Term Loan B, 5.512%, 10/01/12 ....  United States   $           701,799    $       487,751         0.14
Univision Communications Inc., Initial Term Loan,
 5.25%, 9/29/14 .............................................  United States             5,600,000          3,043,600         0.88
                                                                                                      ---------------   ----------
                                                                                                           10,285,092         2.97
                                                                                                      ---------------   ----------

BUILDING PRODUCTS
Goodman Global Holdings Co. Inc., Term Loan B,
 7.708%, 2/13/14 ............................................  United States               947,500            774,581         0.22
NCI Building Systems Inc., Term Loan B,
 4.72% - 6.25%, 6/18/10 .....................................  United States             1,625,721          1,381,863         0.40
                                                                                                      ---------------   ----------
                                                                                                            2,156,444         0.62
                                                                                                      ---------------   ----------

CABLE & SATELLITE
Charter Communications Operating LLC,
     Incremental Term Loan, 8.77%, 3/06/14 ..................  United States             2,340,619          1,965,144         0.57
     Term Loan, 5.47% - 5.50%, 3/06/14 ......................  United States               493,336            371,467         0.11
CSC Holdings Inc. (Cablevision), Incremental
 Term Loan, 4.569%, 3/29/13 .................................  United States             2,397,022          2,083,698         0.60
DIRECTV Holdings LLC, Term Loan C,
 5.25% - 5.368%, 4/13/13 ....................................  United States             2,690,750          2,465,400         0.71
Insight Midwest Holdings, Term Loan B, 5.93%, 4/02/14 .......  United States             2,307,500          1,826,771         0.53
MCC Iowa, Term Loan E, 3.89%, 1/03/16 .......................  United States             1,845,375          1,525,510         0.44
UPC Financing Partnership, Term Loan N, 5.47%, 12/31/14 .....   Netherlands              3,200,000          2,296,000         0.66
                                                                                                      ---------------   ----------
                                                                                                           12,533,990         3.62
                                                                                                      ---------------   ----------

CASINOS & GAMING
Ameristar Casinos Inc., Term Loan B, 5.769%, 11/10/12 .......  United States             1,724,619            991,656         0.29
(c)Las Vegas Sands LLC,
     Delayed Draw I Term Loan, 5.52%, 5/23/14 ...............  United States               323,998            186,380         0.05
     Term Loan B, 5.52%, 5/23/14 ............................  United States             1,360,795            782,797         0.23
Penn National Gaming Inc., Term Loan B,
 4.55% - 5.29%, 10/03/12 ....................................  United States               593,336            496,095         0.14
VML U.S. Finance LLC (Venetian Macau),
     Delayed Draw, 6.02%, 5/25/12 ...........................      Macau                 1,976,190          1,269,702         0.37
     New Project Term Loans, 6.02%, 5/25/13 .................      Macau                 1,000,000            642,500         0.18
     Term Loan B, 6.02%, 5/25/13 ............................      Macau                   523,810            336,548         0.10
                                                                                                      ---------------   ----------
                                                                                                            4,705,678         1.36
                                                                                                      ---------------   ----------

COAL & CONSUMABLE FUELS
Alpha Natural Resources LLC, Term Loan B,
 5.563%, 10/26/12 ...........................................  United States             1,008,709            934,317         0.27
                                                                                                      ---------------   ----------

4 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                              COUNTRY      PRINCIPAL AMOUNT(a)         VALUE        NET ASSETS
-------------------------------------------------------------  -------------   -------------------    ---------------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
COMMERCIAL PRINTING
Cenveo Corp.,
     Delayed Draw Term Loan, 4.954%, 6/21/13 ................  United States   $            10,144    $         7,658            -
     Term Loan C, 4.954%, 6/21/13 ...........................  United States             1,027,424            775,705         0.23
                                                                                                      ---------------   ----------
                                                                                                              783,363         0.23
                                                                                                      ---------------   ----------

COMMODITY CHEMICALS
Lyondell Chemical Co.,
     Tranche B-1, 8.044%, 12/20/14 ..........................  United States             1,144,250            688,106         0.20
     Tranche B-2, 8.044%, 12/20/14 ..........................  United States             2,737,497          1,647,062         0.47
                                                                                                      ---------------   ----------
                                                                                                            2,335,168         0.67
                                                                                                      ---------------   ----------

COMMUNICATIONS EQUIPMENT
Brocade Communications Systems Inc.,
 Term Loan, 7.00%, 10/07/13 .................................  United States             1,050,000            975,188         0.28
CommScope Inc., Term Loan B, 5.50% - 6.262%, 12/26/14 .......  United States             1,228,724            946,117         0.27
                                                                                                      ---------------   ----------
                                                                                                            1,921,305         0.55
                                                                                                      ---------------   ----------

CONSTRUCTION & ENGINEERING
CONTECH Construction Products Inc.,
 Term Loan B, 5.00%, 1/31/13 ................................  United States             2,857,080          1,907,101         0.55
                                                                                                      ---------------   ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
Bucyrus International Inc., Tranche B Dollar
 Term Loan, 4.291% - 5.383%, 5/04/14 ........................  United States             1,280,038          1,043,230         0.30
Oshkosh Truck Corp.,
     Term Loan A, 4.62% - 6.09%, 12/06/11 ...................  United States             1,162,500            976,500         0.28
     Term Loan B, 4.32% - 6.09%, 12/06/13 ...................  United States             3,720,636          2,595,144         0.75
                                                                                                      ---------------   ----------
                                                                                                            4,614,874         1.33
                                                                                                      ---------------   ----------

CONSTRUCTION MATERIALS
Headwaters Inc., Term Loan B, 8.27%, 4/30/11 ................  United States             1,080,070            982,864         0.28
                                                                                                      ---------------   ----------

DATA PROCESSING & OUTSOURCED SERVICES
Affiliated Computer Services Inc.,
     Additional Term Loan, 5.00% - 6.513%, 3/20/13 ..........  United States               830,418            703,261         0.20
     Term Loan B, 5.259%, 3/20/13 ...........................  United States             1,264,250          1,070,662         0.31
Emdeon Business Services LLC, First Lien
 Term Loan, 4.81% - 5.762%, 11/16/13 ........................  United States               965,863            729,226         0.21
First Data Corp., Term Loan B-2, 5.948% -
 6.512%, 9/24/14 ............................................  United States               271,975            201,358         0.06
infoGROUP Inc.,
     2007 Term Loan, 5.77%, 2/10/12. ........................  United States             1,375,500          1,210,440         0.35
     Term Loan B, 5.77%, 2/10/12 ............................  United States             2,879,268          2,533,756         0.73
Lender Processing Services Inc., Term Loan B,
 5.618%, 7/02/14 ............................................  United States               596,000            548,320         0.16

                                          Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                              COUNTRY      PRINCIPAL AMOUNT(a)         VALUE        NET ASSETS
-------------------------------------------------------------  -------------   -------------------    ---------------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Metavante Corp., Term Loan B, 4.551%, 11/01/14 ..............  United States   $         1,391,491    $     1,141,023         0.33
SunGard Data Systems Inc., Incremental Term Loan,
 6.75%, 2/28/14 .............................................  United States               700,000            578,977         0.17
                                                                                                      ---------------   ----------
                                                                                                            8,717,023         2.52
                                                                                                      ---------------   ----------

DISTILLERS & VINTNERS
Constellation Brands Inc., Term Loan B,
 4.313% - 5.25%, 6/05/13 ....................................  United States               898,769            784,850         0.23
                                                                                                      ---------------   ----------

DIVERSIFIED CHEMICALS
Celanese U.S. Holdings LLC, Dollar Term Loan,
 5.553%, 4/02/14 ............................................  United States             1,744,347          1,417,905         0.41
Huntsman International LLC, Term Loan B, 4.969%, 4/19/14 ....  United States             3,340,275          2,904,846         0.84
Ineos U.S. Finance LLC,
     Term Loan B2, 5.727% - 5.952%, 12/16/13 ................  United States             1,527,420            850,264         0.25
     Term Loan C2, 6.227% - 6.452%, 12/23/14 ................  United States             1,527,420            836,263         0.24
Invista Canada Co., Term Loan B2, 4.921%, 4/29/11 ...........      Canada                  251,724            208,931         0.06
Invista SARL, Term Loan B1, 4.921%, 4/29/11 .................    Luxembourg                886,932            736,154         0.21
                                                                                                      ---------------   ----------
                                                                                                            6,954,363         2.01
                                                                                                      ---------------   ----------

DIVERSIFIED REAL ESTATE ACTIVITIES
CB Richard Ellis Services Inc., Term Loan B,
 4.50% - 5.251%, 12/20/13 ...................................  United States             1,913,542          1,157,693         0.33
                                                                                                      ---------------   ----------

DIVERSIFIED SUPPORT SERVICES
ARAMARK Corp.,
     Synthetic L/C, 2.427%, 1/26/14 .........................  United States               171,159            143,731         0.04
     Term Loan B, 5.637%, 1/26/14 ...........................  United States             2,694,154          2,262,416         0.65
Language Lines Inc., Term Loan B, 7.02%, 6/11/11 ............  United States             1,257,284          1,062,405         0.31
West Corp.,
     Term Loan B-2, 5.594% - 5.75%, 10/24/13 ................  United States               636,746            412,293         0.12
     Term Loan B-3, 8.00%, 10/24/13 .........................  United States               995,000            736,300         0.21
                                                                                                      ---------------   ----------
                                                                                                            4,617,145         1.33
                                                                                                      ---------------   ----------

EDUCATION SERVICES
Bright Horizons Family Solution Inc., Term Loan B,
 7.00% - 7.50%, 5/21/15 .....................................  United States             1,394,000          1,110,554         0.32
Education Management LLC, Term Loan C, 5.563%, 6/01/13 ......  United States             2,416,598          1,703,702         0.50
Laureate Education Inc.,
     Closing Date Term Loan, 7.001%, 8/17/14 ................  United States               684,701            489,561         0.14
     Delayed Draw Term Loan, 7.001%, 8/17/14 ................  United States               102,462             73,260         0.02
                                                                                                      ---------------   ----------
                                                                                                            3,377,077         0.98
                                                                                                      ---------------   ----------

ELECTRICAL COMPONENTS & EQUIPMENT
Baldor Electric Co., Term Loan B, 4.875% - 5.25%, 1/31/14 ...  United States               482,397            392,952         0.11
                                                                                                      ---------------   ----------

6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                              COUNTRY      PRINCIPAL AMOUNT(a)         VALUE        NET ASSETS
-------------------------------------------------------------  -------------   -------------------    ---------------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS
Sensus Metering Systems Inc., Term Loan B1,
 4.81% - 6.00%, 12/17/10 ....................................  United States   $         2,317,481    $     2,143,670         0.62
                                                                                                      ---------------   ----------

ELECTRONIC MANUFACTURING SERVICES
FCI USA,
     Term Loan B1, 6.47%, 11/01/13 ..........................  United States             1,345,848          1,090,137         0.31
     Term Loan C1, 6.47%, 11/03/14 ..........................  United States             1,345,848          1,098,777         0.32
Flextronics International USA Inc.,
     Term Loan A, 6.133% - 7.069%, 10/01/14 .................  United States               450,752            345,952         0.10
     Term Loan A-1, 7.069%, 10/01/14 ........................  United States               129,526             99,411         0.03
                                                                                                      ---------------   ----------
                                                                                                            2,634,277         0.76
                                                                                                      ---------------   ----------

ENVIRONMENTAL & FACILITIES SERVICES
Allied Waste North America Inc.,
     Credit Link, 4.135%, 3/28/14 ...........................  United States             1,116,561          1,068,177         0.31
     Term Loan B, 4.06% - 5.55%, 3/28/14 ....................  United States             1,562,424          1,494,720         0.43
Duratek Inc. (EnergySolutions), Term Loan B,
 5.47%, 6/07/13. ............................................  United States               499,742            357,315         0.10
EnergySolutions LLC,
     Synthetic L/C, 3.76%, 6/07/13 ..........................  United States                66,787             47,753         0.01
     Synthetic L/C (Add-On), 3.76%, 6/07/13 .................  United States             1,000,000            715,000         0.21
     Term Loan B, 5.47%, 6/07/13 ............................  United States             1,041,617            744,756         0.22
(d)EnviroSolutions Inc., Initial Term Loan, PIK,
 12.042%, 7/07/12 ...........................................  United States             2,213,188          1,643,292         0.47
Safety-Kleen Systems Inc.,
     Synthetic L/C, 3.75%, 8/02/13 ..........................  United States               305,085            271,834         0.08
     Term Loan B, 5.50%, 8/02/13 ............................  United States             1,146,102          1,021,188         0.30
                                                                                                      ---------------   ----------
                                                                                                            7,364,035         2.13
                                                                                                      ---------------   ----------

FOOD RETAIL
Pantry Inc.,
     Delayed Draw Term Loan, 4.87%, 5/14/14 .................  United States               246,125            174,749         0.05
     Term Loan B, 4.87%, 5/14/14 ............................  United States               854,945            607,011         0.18
                                                                                                      ---------------   ----------
                                                                                                              781,760         0.23
                                                                                                      ---------------   ----------

GENERAL MERCHANDISE STORES
Dollar General Corp., Tranche B-1 Term Loan,
 5.75% - 6.17%, 7/07/14 .....................................  United States               600,000            484,200         0.14
                                                                                                      ---------------   ----------

HEALTH CARE EQUIPMENT
DJO Finance LLC, Term Loan B, 6.723% - 6.762%, 5/20/14 ......  United States             2,725,625          2,085,103         0.60
Fresenius SE (APP), Term Loan B2, 6.75%, 8/20/14 ............  United States               280,084            261,879         0.08
Fresenius SE (New Finco1), Term Loan B, 7.50%, 8/20/14 ......  United States               519,916            486,121         0.14
                                                                                                      ---------------   ----------
                                                                                                            2,833,103         0.82
                                                                                                      ---------------   ----------

                                          Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                              COUNTRY      PRINCIPAL AMOUNT(a)         VALUE        NET ASSETS
-------------------------------------------------------------  -------------   -------------------    ---------------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
HEALTH CARE FACILITIES
Community Health Systems Inc., Term Loan,
 5.06% - 5.973%, 7/25/14 ....................................  United States   $         4,346,311    $     3,493,891         1.01
HCA Inc., Term Loan B-1, 6.012%, 11/18/13 ...................  United States             2,863,938          2,370,625         0.69
HealthSouth Corp., Term Loan B, 5.50%, 3/10/13 ..............  United States             1,977,879          1,643,562         0.47
Iasis Healthcare LLC,
     Delayed Draw Term Loan, 5.118%, 3/14/14 ................  United States               951,510            770,723         0.22
     Initial Term Loan, 5.118%, 3/14/14 .....................  United States             2,749,857          2,227,384         0.64
     Synthetic L/C, 4.54%, 3/14/14 ..........................  United States               254,372            206,041         0.06
Psychiatric Solutions Inc., Second Additional Term Loan,
 4.75% - 4.868%, 7/01/12 ....................................  United States               748,768            614,925         0.18
Vanguard Health Holding Co. II LLC, Replacement
 Term Loan, 5.368% - 6.012%, 9/23/11 ........................  United States             2,419,285          2,065,465         0.60
                                                                                                      ---------------   ----------
                                                                                                           13,392,616         3.87
                                                                                                      ---------------   ----------

HEALTH CARE SERVICES
AMR Holdco/EmCare Holdco, Term Loan B,
 4.817% - 5.259%, 2/10/12 ...................................  United States             1,332,501          1,185,926         0.34
DaVita Inc., Term Loan B-1, 4.20% - 6.32%, 10/05/12 .........  United States             4,977,225          4,337,298         1.26
Fresenius Medical Care Holdings Inc.,
 Term Loan B, 4.185% - 6.125%, 3/31/13 ......................  United States             1,988,651          1,694,331         0.49
U.S. Oncology Inc., Term Loan B,
 6.178% - 6.512%, 8/20/11 ...................................  United States             1,414,781          1,184,879         0.34
VICAR Operating Inc., Incremental
 Term Loan, 4.625%, 5/16/11 .................................  United States               886,500            824,445         0.24
                                                                                                      ---------------   ----------
                                                                                                            9,223,879         2.67
                                                                                                      ---------------   ----------

HEALTH CARE SUPPLIES
Bausch and Lomb Inc.,
     Delayed Draw Term Loan, 7.012%, 4/28/15 ................  United States               240,506            195,211         0.06
     Parent Term Loan B, 7.012%, 4/28/15 ....................  United States             1,591,346          1,291,643         0.37
                                                                                                      ---------------   ----------
                                                                                                            1,486,854         0.43
                                                                                                      ---------------   ----------

HOME FURNISHINGS
Sealy Mattress Co., Revolver, 4.50% - 5.86%, 4/06/10 ........  United States               511,500            455,235         0.13
Simmons Bedding Company, Term Loan D,
 4.875% - 6.50%, 12/19/11 ...................................  United States             1,701,481          1,208,051         0.35
                                                                                                      ---------------   ----------
                                                                                                            1,663,286         0.48
                                                                                                      ---------------   ----------

HOUSEHOLD PRODUCTS
Prestige Brands Inc., Term Loan B,
 5.421% - 6.012%, 4/06/11 ...................................  United States               831,607            669,443         0.19
                                                                                                      ---------------   ----------

8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE      NET ASSETS
----------------------------------------------------------------   -------------   -------------------   -----------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
HOUSEWARES & SPECIALTIES
Jarden Corp.,
          Term Loan B1, 5.512%, 1/24/12 ........................   United States   $           611,068   $   500,311         0.15
          Term Loan B2, 5.512%, 1/24/12 ........................   United States             1,620,443     1,326,738         0.38
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 5.171%,
   12/21/11 ....................................................   United States             1,824,366     1,521,065         0.44
                                                                                                         -----------   ----------
                                                                                                           3,348,114         0.97
                                                                                                         -----------   ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
Dynegy Holdings Inc.,
          Term L/C Facility, 4.62%, 4/02/13 ....................   United States             2,237,145     1,657,351         0.48
          Term Loan B, 4.62%, 4/02/13 ..........................   United States               259,586       192,310         0.06
NRG Energy Inc.,
          Credit Link, 2.701%, 2/01/13 .........................   United States             1,101,487       959,211         0.28
          Term Loan, 5.262%, 2/01/13 ...........................   United States             2,240,375     1,950,993         0.56
Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 6.303% - 7.64%, 10/10/14 ..............   United States               547,519       429,498         0.12
          Term Loan B-3, 6.303% - 7.64%, 10/10/14 ..............   United States               990,000       772,942         0.22
                                                                                                         -----------   ----------
                                                                                                           5,962,305         1.72
                                                                                                         -----------   ----------

INDUSTRIAL CONGLOMERATES
TriMas Co. LLC,
          Term Loan B, 5.49% - 5.766%, 8/02/13 .................   United States             2,093,443     1,591,016         0.46
          Tranche B-1 L/C, 4.868%, 8/02/11 .....................   United States               492,961       374,651         0.11
                                                                                                         -----------   ----------
                                                                                                           1,965,667         0.57
                                                                                                         -----------   ----------

INDUSTRIAL MACHINERY
CI Acquisition Inc. (Chart Industries), Term Loan B, 5.25%,
   10/17/12 ....................................................   United States               962,662       803,822         0.23
Husky Injection Molding Systems Ltd. (Ontario Inc.), Term
   Loan, 6.762%, 12/14/12 ......................................      Canada                 1,290,250     1,141,871         0.33
Mueller Water Products Inc., Term Loan B, 4.868% - 5.512%,
   5/24/14 .....................................................   United States             1,108,076       853,219         0.25
RBS Global Inc. (Rexnord Corp.),
          Incremental Tranche B-2, 5.762%, 7/22/13 .............   United States               777,250       617,914         0.18
          Term Loan, 6.00% - 7.003%, 7/22/13 ...................   United States             2,703,279     2,162,623         0.62
                                                                                                         -----------   ----------
                                                                                                           5,579,449         1.61
                                                                                                         -----------   ----------

INTEGRATED TELECOMMUNICATION SERVICES
GCI Holdings Inc., Add-On Term Loan, 7.37%, 8/31/12 ............   United States             1,691,401     1,606,831         0.46
NTELOS Inc., Term Loan B-1, 5.37%, 8/24/11 .....................   United States             1,062,998       915,064         0.27
Wind Telecomunicazioni SpA,
          Term Loan B-2, 5.885%, 12/12/14 ......................       Italy                 2,650,000     2,048,071         0.59
          Term Loan C-2, 6.635%, 12/12/15 ......................       Italy                 2,650,000     2,069,729         0.60
Windstream Corp., Tranche B-1, 6.05%, 7/17/13 ..................   United States             1,663,397     1,454,017         0.42
                                                                                                         -----------   ----------
                                                                                                           8,093,712         2.34
                                                                                                         -----------   ----------

                                          Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE      NET ASSETS
----------------------------------------------------------------   -------------   -------------------   -----------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
INTERNET RETAIL
Ticketmaster, Term Loan B, 6.64%, 7/25/14 ......................   United States   $           900,000   $   747,000         0.22
                                                                                                         -----------   ----------

IT CONSULTING & OTHER SERVICES
Acxiom Corp., Term Loan B, 4.834% - 5.291%, 9/14/12 ............   United States             1,318,755       962,691         0.28
                                                                                                         -----------   ----------

LEISURE FACILITIES
24 Hour Fitness Worldwide Inc., Term Loan B, 5.62% - 6.71%,
   6/08/12 .....................................................   United States             2,347,579     1,748,947         0.50
                                                                                                         -----------   ----------

LEISURE PRODUCTS
PlayPower Inc., Term Loan B, 6.51%, 6/30/12 ....................   United States               629,528       563,427         0.16
                                                                                                         -----------   ----------

LIFE & HEALTH INSURANCE
Conseco Inc.,
          Revolver, 5.00%, 6/22/09 .............................   United States             4,000,000     2,920,000         0.85
          Term Loan, 5.00%, 10/10/13 ...........................   United States             1,943,396     1,287,500         0.37
                                                                                                         -----------   ----------
                                                                                                           4,207,500         1.22
                                                                                                         -----------   ----------

LIFE SCIENCES TOOLS & SERVICES
Life Technologies Corp., Term Loan B,  6.50%, 11/21/15 .........   United States               800,000       747,000         0.22
                                                                                                         -----------   ----------

METAL & GLASS CONTAINERS
(c)Anchor Glass Container Corp., Term Loan, 7.50% - 7.851%,
   6/20/14 .....................................................   United States             1,306,738     1,107,461         0.32
                                                                                                         -----------   ----------

MOVIES & ENTERTAINMENT
Cinemark USA Inc., Term Loan, 4.56% - 4.93%, 10/05/13 ..........   United States             1,039,853       797,221         0.23
Regal Cinemas Corp., Term Loan, 5.262%, 10/27/13 ...............   United States               996,484       753,453         0.22
Zuffa LLC, Term Loan B, 5.813%, 6/19/15 ........................   United States             1,929,485     1,205,928         0.35
                                                                                                         -----------   ----------
                                                                                                           2,756,602         0.80
                                                                                                         -----------   ----------

OFFICE SERVICES & SUPPLIES
Acco Brands Corp., Term Loan B, 4.561% - 6.30%,
   8/17/12 .....................................................   United States               973,241       681,269         0.20
                                                                                                         -----------   ----------

OIL & GAS DRILLING
Dresser Inc., Term Loan B, 5.057% - 5.368%, 5/04/14 ............   United States             2,745,638     1,998,311         0.58
                                                                                                         -----------   ----------

OIL & GAS EQUIPMENT & SERVICES
Helix Energy Solutions Group, Term Loan B, 5.00% - 6.75%,
   7/01/13 .....................................................   United States             1,803,858     1,479,164         0.43
                                                                                                         -----------   ----------

OIL & GAS EXPLORATION & PRODUCTION
ATP Oil and Gas Corp.,
          Tranche B-1, 8.50%, 7/15/14 ..........................   United States               507,818       385,942         0.11
          Tranche B-2, 8.50% - 8.97%, 1/15/11 ..................   United States               290,909       221,091         0.07
                                                                                                         -----------   ----------
                                                                                                             607,033         0.18
                                                                                                         -----------   ----------

OIL & GAS REFINING & MARKETING
Alon Refining Krotz Springs Inc., Term Loan, 10.75%,
   7/03/14 .....................................................   United States               530,000       463,750         0.13
                                                                                                         -----------   ----------

10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT(a)      VALUE      NET ASSETS
----------------------------------------------------------------   -------------   -------------------   -----------   ----------
(b)SENIOR FLOATING RATE INTERESTS (CONTINUED)
PACKAGED FOODS & MEATS
Bumble Bee Foods LLC, Term Loan B, 5.051% - 6.885%,
   5/02/12 .....................................................   United States   $           800,000   $   748,000         0.22
Dean Foods Co., Term Loan B, 4.62% - 5.27%, 4/02/14.............   United States             3,316,626     2,498,872         0.72
Wm. Wrigley Jr. Co., Term Loan B, 7.75%, 8/15/14 ...............   United States             1,600,000     1,520,400         0.44
                                                                                                         -----------   ----------
                                                                                                           4,767,272         1.38
                                                                                                         -----------   ----------

PAPER PACKAGING
Graphic Packaging International Inc., Incremental Term Loan,
   5.884% - 7.50%, 5/16/14 .....................................   United States               886,908       755,535         0.22
Rock-Tenn Co., Term Loan B, 5.75% - 5.87%, 3/05/14 .............   United States             1,243,750     1,113,156         0.32
                                                                                                         -----------   ----------
                                                                                                           1,868,691         0.54
                                                                                                         -----------   ----------

PAPER PRODUCTS
(c)Domtar Corp., Term Loan, 5.375%, 3/07/14 ....................   United States               800,000       647,200         0.19
Georgia-Pacific LLC,
          Additional Term Loan, 4.868% - 6.044%, 12/20/12 ......   United States               872,029       726,449         0.21
          Term Loan B, 4.551% - 4.868%, 12/20/12 ...............   United States             1,698,883     1,415,265         0.41
NewPage Corp., Term Loan, 7.00%, 12/22/14 ......................   United States             1,143,619       933,684         0.27
Verso Paper Holdings LLC, Term Loan B, 5.512%, 8/01/13 .........   United States             1,000,951       838,296         0.24
                                                                                                         -----------   ----------
                                                                                                           4,560,894         1.32
                                                                                                         -----------   ----------

PERSONAL PRODUCTS
Chattem Inc., Term Loan B, 6.433% - 6.569%, 1/02/13.............   United States               919,749       786,386         0.23
FTD Group Inc., Term Loan B, 7.759% - 8.035%, 8/04/14 ..........   United States             1,250,000     1,112,500         0.32
Herbalife International Inc., Term Loan B, 5.27%, 7/21/13 ......   United States             1,151,123     1,044,644         0.30
                                                                                                         -----------   ----------
                                                                                                           2,943,530         0.85
                                                                                                         -----------   ----------

PHARMACEUTICALS
Mylan Inc., Term Loan B, 6.625% - 7.063%, 10/02/14 .............   United States             1,091,750       942,609         0.27
                                                                                                         -----------   ----------

PROPERTY & CASUALTY INSURANCE
Affirmative Insurance Holdings Inc., Term Loan, 6.31% - 6.92%,
   1/31/14 .....................................................   United States               623,109       451,754         0.13
                                                                                                         -----------   ----------

PUBLISHING
Canwest Mediaworks LP, Credit D, 4.81%, 7/10/14 ................      Canada                 2,539,367     1,815,647         0.53
Dex Media East LLC, Term Loan B, 4.82% - 5.77%,
   10/24/14 ....................................................   United States               500,000       275,000         0.08
Dex Media West LLC, Term Loan B, 7.00% - 7.77%,
   10/24/14 ....................................................   United States             3,179,073     1,770,744         0.51
(c)Idearc Inc., Term Loan B, 5.12% - 5.77%, 11/17/14 ...........   United States             7,879,793     3,401,447         0.98
Newsday LLC, Floating Rate Term Loan, 9.008%, 8/01/13 ..........   United States             2,400,000     2,016,000         0.58
Tribune Co.,
          Term Loan B, 6.00%, 5/16/14 ..........................   United States             5,719,555     2,568,080         0.74
          Term Loan X, 7.084%, 5/16/09 .........................   United States               292,571       230,254         0.07
Wenner Media LLC, Term Loan B, 5.512%, 10/02/13 ................   United States               853,972       691,717         0.20
                                                                                                         -----------   ----------
                                                                                                          12,768,889         3.69
                                                                                                         -----------   ----------

                                         Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

                                                                                                                          % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT(a)      Value      Net Assets
----------------------------------------------------------------   -------------   -------------------   -----------   ----------
(b)Senior Floating Rate Interests (continued)
RESEARCH & CONSULTING SERVICES
Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 4.803%,
   8/09/13 .....................................................   United States   $         4,136,205   $ 3,015,293         0.87
                                                                                                         -----------   ----------

RESTAURANTS
Arby's Restaurant Holdings LLC, Term Loan B, 5.25% - 6.012%,
   7/25/12 .....................................................   United States             1,860,009     1,395,007         0.40
OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 2.639%, 6/14/13 .........   United States                90,836        47,765         0.02
          Term Loan B, 5.25%, 6/14/14 ..........................   United States             1,135,608       597,140         0.17
                                                                                                         -----------   ----------
                                                                                                           2,039,912         0.59
                                                                                                         -----------   ----------

RETAIL REITS
Macerich Co., Term Loan B, 4.625%, 4/25/10 .....................   United States             3,470,833     3,036,979         0.88
                                                                                                         -----------   ----------

SECURITY & ALARM SERVICES
Protection One Inc., Term Loan C, 5.37% - 5.51%, 3/31/12 .......   United States               909,609       736,783         0.21
                                                                                                         -----------   ----------

SEMICONDUCTORS
Fairchild Semiconductor Corp.,
          Incremental Term Loan, 6.262%, 6/26/13 ...............   United States             1,691,500     1,260,168         0.37
          Initial Term Loan, 5.262%, 6/26/13 ...................   United States               916,083       664,160         0.19
Marvell Technology Group Ltd., Term Loan, 5.50%,
   11/08/09 ....................................................      Bermuda                  718,692       628,855         0.18
                                                                                                         -----------   ----------
                                                                                                           2,553,183         0.74
                                                                                                         -----------   ----------

SPECIALIZED CONSUMER SERVICES
Affinion Group Inc., Term Loan B, 5.311% - 5.618%,
   10/17/12 ....................................................   United States             1,336,171     1,065,596         0.31
TDS Investor Corp. (Travelport),
          Delayed Draw Term Loan, 5.368%, 8/23/13 ..............   United States             2,228,437     1,384,816         0.40
          Synthetic L/C, 6.012%, 8/23/13 .......................   United States               133,218        82,786         0.02
          Term Loan B, 6.012%, 8/23/13 .........................   United States               570,095       354,273         0.10
                                                                                                         -----------   ----------
                                                                                                           2,887,471         0.83
                                                                                                         -----------   ----------

SPECIALTY CHEMICALS
Brenntag Holding GmbH & Co. KG,
          Acquisition Facility, 5.071%, 1/20/14 ................      Germany                  451,636       313,887         0.09
          Term Loan B2, 5.071%, 1/20/14 ........................   United States               848,364       610,474         0.18
Cognis GmbH, Term Loan C , 4.819%, 9/15/13 .....................      Germany                2,300,000     1,451,300         0.42
Hexion Specialty Chemicals BV, Term Loan C-2, 6.063%,
   5/03/13 .....................................................    Netherlands                846,956       589,340         0.17
Hexion Specialty Chemicals Inc., Term Loan C-1, 6.188%,
   5/03/13 .....................................................   United States             3,898,918     2,712,996         0.78
Nalco Co., Term Loan B, 4.92% - 5.313%, 11/04/10 ...............   United States             1,096,469       983,690         0.28
Oxbow Carbon LLC,
          Delayed Draw Term Loan, 5.762%, 5/08/14 ..............   United States               196,187       142,235         0.04
          Term Loan B, 5.00% - 5.762%, 5/08/14 .................   United States             2,191,406     1,588,769         0.46

12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

                                                                                                                            % OF
FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT(a)       VALUE       NET ASSETS
----------------------------------------------------------------   -------------   -------------------   -------------   ----------
(b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
SPECIALTY CHEMICALS (CONTINUED)
Polypore Inc., Incremental Term Loan, 5.39%, 7/03/14 ...........   United States   $           644,960   $     503,069         0.15
PQ Corp., Term Loan, 6.72% - 7.02%, 7/30/14 ....................   United States             2,294,250       1,585,900         0.46
Rockwood Specialties Group Inc., Term Loan E, 4.618%,
   7/30/12 .....................................................   United States             1,685,288       1,411,429         0.41
Vertellus Specialties Inc., Term Loan, 8.00% - 8.125%,
   12/10/12 ....................................................   United States               516,319         431,127         0.12
                                                                                                           -----------   ----------
                                                                                                            12,324,216         3.56
                                                                                                           -----------   ----------

SYSTEMS SOFTWARE
Audatex North America Inc., Domestic Term Loan C, 4.569%,
   5/16/14 .....................................................   United States             1,082,552         855,216         0.24
Macrovision Solutions Corp., Term Loan B, 7.25% - 7.48%,
   5/02/13 .....................................................   United States             1,396,500       1,270,815         0.37
                                                                                                           -----------   ----------
                                                                                                             2,126,031         0.61
                                                                                                           -----------   ----------

TRADING COMPANIES & DISTRIBUTORS
Ashtead Group PLC, Term Loan, 4.563%, 8/31/11 ..................   United Kingdom              759,200         652,912         0.19
Bakercorp., Term Loan C, 5.368% - 6.838%, 5/08/14 ..............   United States             4,851,400       2,898,712         0.84
Interline Brands,
          Delayed Draw Term Loan, 4.75%, 6/23/13 ...............   United States             1,002,982         772,296         0.22
          Term Loan B, 4.75%, 6/23/13 ..........................   United States               694,570         534,819         0.15
RSC Holdings III, ABL Term Loan, 5.52% - 5.96%,
   11/27/12 ....................................................   United States             2,432,545       1,994,686         0.58
                                                                                                           -----------   ----------
                                                                                                             6,853,425         1.98
                                                                                                           -----------   ----------

TRUCKING
Hertz Corp.,
          Credit Link, 3.204%, 12/21/12 ........................   United States               104,200          75,620         0.02
          Term Loan B, 4.719% - 5.00%, 12/21/12 ................   United States               573,386         416,114         0.12
                                                                                                           -----------   ----------
                                                                                                               491,734         0.14
                                                                                                           -----------   ----------

WIRELESS TELECOMMUNICATION SERVICES
Alltel Communications Inc., Term Loan B-3, 5.50%,
   5/18/15 .....................................................   United States             3,168,000       3,032,371         0.88
Intelsat Corp. (Panamsat),
          Tranche B-2-A, 6.65%, 1/03/14 ........................   United States             2,095,947       1,739,636         0.50
          Tranche B-2-B, 6.65%, 1/03/14 ........................   United States             2,095,313       1,739,110         0.50
          Tranche B-2-C, 6.65%, 1/03/14 ........................   United States             2,095,313       1,739,110         0.50
                                                                                                           -----------   ----------
                                                                                                             8,250,227         2.38
                                                                                                           -----------   ----------

TOTAL SENIOR FLOATING RATE INTERESTS
   (COST $324,862,063) .........................................                                           249,024,042        71.94
                                                                                                           -----------   ----------

                                         Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

                                                                                                                            % OF
FRANKLIN FLOATING RATE MASTER SERIES                                 COUNTRY       PRINCIPAL AMOUNT(a)       VALUE       NET ASSETS
----------------------------------------------------------------   -------------   -------------------   -------------   ----------
SHORT TERM INVESTMENTS (COST $72,916,126)
REPURCHASE AGREEMENTS

(e,f)Joint Repurchase Agreement, 0.159%, 11/03/08
    (Maturity Value $72,917,090)                                   United States   $        72,916,126   $  72,916,126        21.06

       ABN AMRO Bank NV, New York Branch
           (Maturity Value $9,095,678)
       Banc of America Securities LLC
           (Maturity Value $10,152,976)
       Barclays Capital Inc.
           (Maturity Value $9,095,678)
       BNP Paribas Securities Corp.
           (Maturity Value $10,152,976)
       Credit Suisse Securities (USA) LLC
           (Maturity Value $9,095,678)
       Deutsche Bank Securities Inc.
           (Maturity Value $10,940,478)
       Dresdner Kleinwort Securities LLC
           (Maturity Value $4,230,650)
       UBS Securities LLC (Maturity Value $10,152,976)
       Collateralized by U.S. Government Agency Securities,
           2.22% - 5.00%, 11/21/08 -  5/01/13; (f) U.S.
               Government Agency Discount Notes, 11/28/08 -
               1/30/09; (f)U.S. Treasury Bills, 10/22/09; and
               U.S. Treasury Notes, 3.50% - 4.75%,
               2/28/09 - 11/15/09
                                                                                                         -------------   ----------
TOTAL INVESTMENTS (COST $397,778,189)                                                                      321,940,168        93.00
OTHER ASSETS, LESS LIABILITIES                                                                              24,240,276         7.00
                                                                                                         -------------   ----------

NET ASSETS                                                                                                 346,180,444       100.00
                                                                                                         -------------   ----------

SELECTED PORTFOLIO ABBREVIATIONS

L/C - Letter of Credit

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)   The coupon rate shown represents the rate at period end.

(c)   A portion or all of the security purchased on a delayed delivery basis.

(d)   Income may be received in additional securities and/or cash.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2008, all repurchase agreements had been entered into on that date.

(f)   The security is traded on a discount basis with no stated coupon rate.

14 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series
(Fund), which is organized as a partnership for federal income tax purposes. The shares are exempt from registration under the Securities Act of 1933.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Joint repurchase agreements are valued at cost.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

                                         Quarterly Statement of Investments | 15

Franklin Floating Rate Master Trust

3. INCOME TAXES

At October 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................    $   398,222,294
                                                       ---------------
Unrealized appreciation ...........................    $       526,780
Unrealized depreciation ...........................        (76,808,906)
                                                       ---------------
Net unrealized appreciation (depreciation) ........    $   (76,282,126)
                                                       ---------------

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                    LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                    -------   -------------   -------   -------------
ASSETS:
     Investments in Securities      $    --   $ 321,940,168   $    --   $ 321,940,168
     Other Financial Instruments(a)      --       2,734,567        --       2,734,567
LIABILITIES:
     Other Financial Instruments(a)      --       3,361,411        --       3,361,411

(a) Other financial instruments include net unrealized appreciation (depreciation) of unfunded loan commitments.

16 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 17



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN FLOATING RATE MASTER TRUST

By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008


By /s/LAURA F. FERGERSON
   ----------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  December 26, 2008